UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     October 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:    $311,059 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      695     9685 SH       SOLE                     9685        0        0
ALTRIA GROUP INC               COM              02209s103      642    23942 SH       SOLE                    23942        0        0
AMAZON COM INC                 COM              023135106      270     1247 SH       SOLE                     1247        0        0
AMERICAN TOWER CORP            CL A             029912201      323     6000 SH       SOLE                     6000        0        0
APPLE INC                      COM              037833100     1663     4360 SH       SOLE                     4360        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      613    13825 SH       SOLE                    13825        0        0
AT&T INC                       COM              00206r102      719    25193 SH       SOLE                    25193        0        0
BOEING CO                      COM              097023105      561     9271 SH       SOLE                     9271        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      774    24656 SH       SOLE                    24656        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2500    40000 SH       SOLE                    40000        0        0
CHEVRON CORP NEW               COM              166764100      620     6693 SH       SOLE                     6693        0        0
CISCO SYS INC                  COM              17275r102      195    12565 SH       SOLE                    12565        0        0
COACH INC                      COM              189754104      255     4914 SH       SOLE                     4914        0        0
COLGATE PALMOLIVE CO           COM              194162103      204     2300 SH       SOLE                     2300        0        0
CONOCOPHILLIPS                 COM              20825c104      583     9204 SH       SOLE                     9204        0        0
DENTSPLY INTL INC NEW          COM              249030107      338    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243q205      564     7430 SH       SOLE                     7430        0        0
DOMINION RES INC VA NEW        COM              25746u109      639    12586 SH       SOLE                    12586        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      476    11897 SH       SOLE                    11897        0        0
E M C CORP MASS                COM              268648102      314    14942 SH       SOLE                    14942        0        0
EBAY INC                       COM              278642103      402    13627 SH       SOLE                    13627        0        0
EMERSON ELEC CO                COM              291011104      281     6808 SH       SOLE                     6808        0        0
EXXON MOBIL CORP               COM              30231g102      775    10671 SH       SOLE                    10671        0        0
GENERAL ELECTRIC CO            COM              369604103      659    43267 SH       SOLE                    43267        0        0
GENUINE PARTS CO               COM              372460105      549    10805 SH       SOLE                    10805        0        0
GILEAD SCIENCES INC            COM              375558103      348     8975 SH       SOLE                     8975        0        0
GOOGLE INC                     CL A             38259p508      440      854 SH       SOLE                      854        0        0
HCP INC                        COM              40414l109      541    15442 SH       SOLE                    15442        0        0
HEALTH CARE REIT INC           COM              42217k106      548    11710 SH       SOLE                    11710        0        0
HEINZ H J CO                   COM              423074103      679    13450 SH       SOLE                    13450        0        0
HEMISPHERX BIOPHARMA INC       COM              42366c103        3    10000 SH       SOLE                    10000        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      424    11145 SH       SOLE                    11145        0        0
ICICI BK LTD                   ADR              45104g104      284     8166 SH       SOLE                     8166        0        0
INTEL CORP                     COM              458140100      792    37124 SH       SOLE                    37124        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      387     2213 SH       SOLE                     2213        0        0
INVESTORS BANCORP INC          COM              46146p102      962    76131 SH       SOLE                    76131        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      356     3118 SH       SOLE                     3118        0        0
ISHARES TR                     S&P 500 INDEX    464287200    16183   142340 SH       SOLE                   142340        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      205     4722 SH       SOLE                     4722        0        0
JOHNSON & JOHNSON              COM              478160104      822    12905 SH       SOLE                    12905        0        0
JPMORGAN CHASE & CO            COM              46625h100      327    10871 SH       SOLE                    10871        0        0
KIMBERLY CLARK CORP            COM              494368103      704     9920 SH       SOLE                     9920        0        0
KRAFT FOODS INC                CL A             50075n104      773    23022 SH       SOLE                    23022        0        0
LIBERTY MEDIA CORP             DEB 3.500% 1/1   530715an1        8    14951 PRN      SOLE                    14951        0        0
LILLY ELI & CO                 COM              532457108      679    18373 SH       SOLE                    18373        0        0
MASTERCARD INC                 CL A             57636q104      202      637 SH       SOLE                      637        0        0
MCDONALDS CORP                 COM              580135101      251     2856 SH       SOLE                     2856        0        0
MERCK & CO INC NEW             COM              58933y105      208     6365 SH       SOLE                     6365        0        0
MERITOR INC                    COM              59001k100      153    21674 SH       SOLE                    21674        0        0
MICROSOFT CORP                 COM              594918104      841    33802 SH       SOLE                    33802        0        0
MONSANTO CO NEW                COM              61166w101      653    10878 SH       SOLE                    10878        0        0
NEXTERA ENERGY INC             COM              65339f101      763    14118 SH       SOLE                    14118        0        0
NOKIA CORP                     SPONSORED ADR    654902204      169    29780 SH       SOLE                    29780        0        0
NUPATHE INC                    COM              67059m100       31    15264 SH       SOLE                    15264        0        0
ORACLE CORP                    COM              68389x105      444    15434 SH       SOLE                    15434        0        0
PATTERSON COMPANIES INC        COM              703395103      286    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      388     4000 SH       SOLE                     4000        0        0
PETROCHINA CO LTD              SPONSORED ADR    71646e100      271     2248 SH       SOLE                     2248        0        0
PFIZER INC                     COM              717081103      306    17282 SH       SOLE                    17282        0        0
PHILIP MORRIS INTL INC         COM              718172109      588     9429 SH       SOLE                     9429        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1112    18875 SH       SOLE                    18875        0        0
PRAXAIR INC                    COM              74005p104      326     3492 SH       SOLE                     3492        0        0
PROCTER & GAMBLE CO            COM              742718109      380     6013 SH       SOLE                     6013        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      501     8068 SH       SOLE                     8068        0        0
SCHLUMBERGER LTD               COM              806857108      287     4809 SH       SOLE                     4809        0        0
SIGMA ALDRICH CORP             COM              826552101      255     4120 SH       SOLE                     4120        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107     1517     9596 SH       SOLE                     9596        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103     9046  1849700 SH  CALL SOLE                    18497        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    35390  1781100 SH  PUT  SOLE                    17811        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103   209400  1850642 SH       SOLE                  1850642        0        0
STAPLES INC                    COM              855030102      201    15110 SH       SOLE                    15110        0        0
SWEDISH EXPT CR CORP           RG ENRGY ETN22   870297306      101    17169 SH       SOLE                    17169        0        0
TRAVELERS COMPANIES INC        COM              89417e109      429     8810 SH       SOLE                     8810        0        0
UNILEVER N V                   N Y SHS NEW      904784709      594    18848 SH       SOLE                    18848        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     2841    49224 SH       SOLE                    49224        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      340     8788 SH       SOLE                     8788        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104      808    21959 SH       SOLE                    21959        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209      599    23360 SH       SOLE                    23360        0        0
WELLS FARGO & CO NEW           COM              949746101      299    12415 SH       SOLE                    12415        0        0